Long Term Debt - Additional Information - Other (Details) - USD ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Debt Instruments [Abstract]
Weighted-average effective interest rate	4.20%	4.60%
Aggregate annual long-term principal repayments, 2019	$ 25.4
Aggregate annual long-term principal repayments, 2020	101.8
Aggregate annual long-term principal repayments, 2021	426.6
Aggregate annual long-term principal repayments, 2022	$ 59.1